Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Details) - Engle Progeny Cases	36 Months Ended
Dec. 31, 2017 USD ($) Trial AdverseJudgement
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | Trial	107
Number of trials resulting in plaintiffs’ verdicts | Trial	49
Subsidiaries
Disclosure Of Commitments And Contingencies [Line Items]
Total damages awarded in final judgments against RJRT	$ 336,757,755
Loss Contingency Amount of Overall Damages comprising Compensatory Damages	159,170,680
Amount of overall damages comprising punitive damages (approximately)	$ 177,587,075
Number of adverse judgments appealed by RJRT | AdverseJudgement	39
Number of adverse judgments (not yet appealed), in which RJRT still has time to file an appeal | AdverseJudgement	7